Net Income Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net income (Loss) Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net income (loss) per ordinary share	7,367,609	4,420,431	14,676,458
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net income (loss) per ordinary share	75,000	102,344	217,612